GOODWILL AND INTANGIBLE ASSETS, Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortization Expense Related to Intangible Assets [Abstract]
2019	$ 9,324
2020	6,917
2021	5,128
2022	3,964
2023	2,956
Thereafter	8,106
Net amortizable intangibles	$ 36,395	$ 48,741